FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 98.9% (a)
COMMON STOCKS - 87.5% (a)
COMMERCIAL SERVICES SECTOR - 9.6%
	Advertising/Marketing Services - 2.0%
6,325,000	WPP PLC (Jersey) (b)	$68,537,783
	Miscellaneous Commercial Services - 6.2%
2,450,000	Bureau Veritas S.A. (France) (b) *	65,401,690
1,305,000	DKSH Holding AG (Switzerland) (b)	97,773,046
595,000	Secom Co. Ltd. (Japan) (b)	54,889,777
		218,064,513
	Personnel Services - 1.4%
745,000	Adecco Group AG (Switzerland) (b)	49,619,504
COMMUNICATIONS SECTOR - 1.9%
	Wireless Telecommunications - 1.9%
1,710,000	Millicom International Cellular S.A. (Luxembourg) *	66,313,800
CONSUMER DURABLES SECTOR - 6.0%
	Electronics/Appliances - 4.8%
1,660,000	Sony Corp. (Japan) (b)	167,275,026
	Home Furnishings - 1.2%
4,500,000	Howden Joinery Group PLC (Britain) (b) *	42,391,974
CONSUMER NON-DURABLES SECTOR - 7.4%
	Food: Major Diversified - 1.2%
370,000	Nestlé S.A. (Switzerland) (b)	43,738,186
	Household/Personal Care - 6.2%
1,115,000	Henkel AG & Co. KGaA (Germany) (b)	107,441,404
1,825,000	Unilever PLC (Britain) (b)	109,452,170
		216,893,574
CONSUMER SERVICES SECTOR - 13.5%
	Broadcasting - 0.9%
3,975,000	Grupo Televisa S.A.B. - SP-ADR (Mexico) *	32,754,000
	Cable/Satellite TV - 1.3%
2,520,000	Shaw Communications Inc. (Canada)	44,227,198
	Hotels/Resorts/Cruiselines - 1.3%
1,060,000	Whitbread PLC (Britain) (b) *	44,898,077
	Media Conglomerates - 3.2%
3,435,000	Vivendi (France) (b)	110,793,418
	Movies/Entertainment - 2.0%
17,125,000	Bolloré (France) (b)	70,899,638
	Other Consumer Services - 3.8%
60,000	Booking Holdings Inc. (United States) *	133,636,200
	Restaurants - 1.0%
1,970,000	Compass Group PLC (Britain) (b)	36,743,245
DISTRIBUTION SERVICES SECTOR - 5.0%
	Wholesale Distributors - 5.0%
1,440,000	Ferguson PLC (Jersey) (b)	174,960,865
ELECTRONIC TECHNOLOGY SECTOR - 5.3%
	Aerospace & Defense - 3.2%
800,000	Safran S.A. (France) (b) *	113,386,417
	Electronic Equipment/Instruments - 2.1%
3,675,000	Yokogawa Electric Corp. (Japan) (b)	73,298,538

FINANCE SECTOR - 7.5%
	Major Banks - 1.8%
130,000,000	Lloyds Banking Group PLC (Britain) (b) *	64,812,625
	Property/Casualty Insurance - 5.7%
790,000	Chubb Ltd. (Switzerland)	121,596,800
230,000	Fairfax Financial Holdings Ltd. (Canada)	78,392,254
		199,989,054
HEALTH TECHNOLOGY SECTOR - 5.2%
	Medical Specialties - 5.2%
2,025,000	Koninklijke Philips N.V. (Netherlands) (b) *	109,081,122
3,450,000	Smith & Nephew PLC (Britain) (b)	71,665,161
		180,746,283
INDUSTRIAL SERVICES SECTOR - 1.6%
	Oilfield Services/Equipment - 1.6%
2,600,000	Schlumberger Ltd. (Curacao)	56,758,000
PROCESS INDUSTRIES SECTOR - 2.4%
	Industrial Specialties - 2.4%
795,000	Akzo Nobel N.V. (Netherlands) (b)	85,330,490
PRODUCER MANUFACTURING SECTOR - 5.6%
	Industrial Conglomerates - 3.3%
5,635,000	Smiths Group PLC (Britain) (b)	115,906,531
	Trucks/Construction/Farm Machinery - 2.3%
6,375,000	CNH Industrial N.V. (Netherlands) (b) *	80,135,924
RETAIL TRADE SECTOR - 13.9%
	Department Stores - 5.1%
25,425,000	B&M European Value Retail S.A. (Luxembourg) (b)	178,986,215
	Specialty Stores - 8.8%
2,450,000	Alimentation Couche-Tard Inc. (Canada)	83,495,169
17,000,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	118,691,191
4,350,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	108,127,532
		310,313,892
TECHNOLOGY SERVICES SECTOR - 1.5%
	Information Technology Services - 1.5%
200,000	Accenture PLC (Ireland)	52,242,000
TRANSPORTATION SECTOR - 1.1%
	Air Freight/Couriers - 1.1%
410,000	Expeditors International of Washington Inc. (United States)	38,995,100
	Total common stocks (cost $2,573,595,230)	3,072,648,070

PREFERRED STOCKS - 11.4% (a)
CONSUMER DURABLES SECTOR - 1.3%
	Motor Vehicles - 1.3%
530,000	Hyundai Motor Co. (South Korea) (b)	43,843,830
CONSUMER NON-DURABLES SECTOR - 3.3%
	Household/Personal Care - 3.3%
825,000	Amorepacific Corp. (South Korea) (b)	47,152,903
105,000	LG Household & Health Care Ltd. (South Korea) (b)	69,458,834
		116,611,737
ELECTRONIC TECHNOLOGY SECTOR - 6.8%
	Telecommunications Equipment - 6.8%
3,515,000	Samsung Electronics Co. Ltd. (South Korea) (b)	238,446,927
	Total preferred stocks (cost $193,156,384)	398,902,494
	Total long-term investments (cost $2,766,751,614)	3,471,550,564

Principal Amount
SHORT-TERM INVESTMENTS - 3.1% (a)
	Bank Deposit Account - 3.1%
$110,625,573	U.S. Bank N.A., 0.03% ^ (c)	110,625,573
	Total short-term investments (cost $110,625,573)	110,625,573
	Total investments - 102.0% (cost $2,877,377,187)	3,582,176,137
	Other liabilities, less assets - (2.0%) (a)	(71,948,393)
	TOTAL NET ASSETS - 100.0%	$3,510,227,744

*	Non-income producing security.
^	The rate shown is as of December 31, 2020.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of December 31, 2020 the aggregate value of these securities was $2,763,140,043.

(c)	$16,262,653 of this security is held as collateral for certain forward currency contracts.
PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2020 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2020			December 31, 2020
Settlement		Currency to		of Currency to	Currency to		of Currency to	Unrealized
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/15/2021	State Street Bank and Trust Co.	650,000,000	British Pound	$888,994,339	849,363,450	U.S. Dollar	$849,363,450	$(39,630,889)
1/15/2021	JPMorgan Chase Bank, N.A.	210,000,000	Canadian Dollar	164,989,896	160,151,463	U.S. Dollar	160,151,463	(4,838,433)
1/15/2021	The Bank of New York Mellon	540,000,000	Euro	659,947,459	636,973,200	U.S. Dollar	636,973,200	(22,974,259)
1/15/2021	The Bank of New York Mellon	725,000,000	Hong Kong Dollar	93,524,645	93,500,129	U.S. Dollar	93,500,129	(24,516)
1/15/2021	JPMorgan Chase Bank, N.A.	24,000,000,000	Japanese Yen	232,479,569	228,620,419	U.S. Dollar	228,620,419	(3,859,150)
1/15/2021	The Bank of New York Mellon	325,000,000	Mexican Peso	16,303,045	15,105,740	U.S. Dollar	15,105,740	(1,197,305)
1/15/2021	State Street Bank and Trust Co.	345,000,000,000	South Korea Won	317,660,482	300,543,592	U.S. Dollar	300,543,592	(17,116,890)
1/15/2021	JPMorgan Chase Bank, N.A.	165,000,000	Swiss Franc	186,472,100	181,373,492	U.S. Dollar	181,373,492	(5,098,608)
				$2,560,371,535			$2,465,631,485	$(94,740,050)

FMI International Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2020, based on the inputs used to value them:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments^
Assets:
Level 1 - Common Stocks	$708,410,521	$ ---
Level 1 - Bank Deposit Account	110,625,573	---
Total Level 1	819,036,094	---
Level 2 - Common Stocks	2,364,237,549	---
Level 2 - Preferred Stocks	398,902,494	---
Total Level 2	2,763,140,043	---
Level 3 -	---	---
Total Assets	3,582,176,137	---
Liabilities:
Level 2 - Forward Currency Contracts	---	(94,740,050)
Total	3,582,176,137	$(94,740,050)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were twelve forward currency contracts with an average quarterly value of $2,735,144,039 outstanding during the three month period ending December 31, 2020. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forard Currency Contracts.   Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement n currency and securities values and interst rates.